Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR

May 5, 2010

Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC    20549-4644

Re:      Allianz Life Variable Account B
         Registration Statement Nos. 333-95729 and 811-05618


Dear Sir/Madam:

     Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

     Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America


By: /s/  Stewart D. Gregg
         Stewart D. Gregg